Nature of Business and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Nature Of Business and Summary Of Significant Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
A reconciliation of the denominator in the basic and diluted loss or income per share is as follows:

	Three months ended March 31,
	2014	2013
Numerator:
Net (loss) income	$(400)	$16
Denominator:
Weighted average common shares outstanding - basic	4,067	4,067
Effect of dilutive stock options and warrants	-	39
Weighted average common shares outstanding - diluted	4,067	4,106
Basic (loss) earnings per common share	$(0.10)	$0.00
Diluted (loss) earnings per common share	$(0.10)	$0.00

A reconciliation of the denominator in the basic and diluted income or loss per share is as follows:

	Years Ended
	2013	2012

Net income (loss)	$38	$(1,052)

Weighted average common shares outstanding – basic	4,067	4,050

Income (loss) per common share – basic	$0.01	$(0.26)

Weighted average common shares outstanding – diluted	4,102	4,050

Income (loss) per common share – diluted	$0.01	$(0.26)

Schedule of Intangible Assets and Goodwill [Table Text Block]
The Company's intangible assets consist of customer lists, patents and licenses, are subject to amortization, and consist of the following:

	March 31, 2014	December 31, 2013
Customer lists acquired	$784	$784
Patents and licenses	193	193
Less accumulated amortization	(592)	(531)
Total intangible assets, net	$385	$446

Schedule Of Capitalized Software Development Costs [Table Text Block]
Capitalized software development costs consist of the following as of:

	March 31, 2014	December 31, 2013
Capitalized software development costs	$746	$746
Less accumulated amortization	(398)	(353)
Total capitalized software development costs, net	$348	$393

Capitalized software development costs consist of the following as of December 31:

	2013	2012
Capitalized software development costs	$746	$2,865
Less accumulated amortization	(353)	(2,535)
Change in foreign currency exchange rates	-	(29)
Net capitalized software development costs	$393	$301

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
In determining the compensation cost of the options granted during the three months ended March 31, 2013, the fair value of each option grant has been estimated on the date of grant using the Black-Scholes option pricing model, and the weighted average assumptions used in these calculations are summarized as follows:

	Three months ended March 31,
	2014	2013
Risk-free interest rate	-%	0.9%
Expected life of options granted	-	7 Yrs
Expected volatility range	-%	87.7%
Expected dividend yield	-	-

In determining the compensation cost of the options granted during 2013 and 2012, the fair value of each option grant has been estimated on the date of grant using the Black-Scholes option pricing model, and the weighted average assumptions used in these calculations are summarized as follows:

	2013	2012
Risk-free interest rate	1.2%	0.7%
Expected life of options granted	7 years	7 years
Expected volatility range	88%	69%
Expected dividend yield	-%	-%